Document and Entity Information	Feb. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001534969
Document Type	8-K
Document Period End Date	Feb. 10, 2025
Entity Registrant Name	Sera Prognostics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40606
Entity Tax Identification Number	26-1911522
Entity Address, Address Line One	2749 East Parleys Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	(801)
Local Phone Number	990-0520
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SERA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false